Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

www.faegredrinker.com

April 22, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Chestnut Street Exchange Fund (the “Fund”)

(Registration Nos. 811-02631)

Preliminary Proxy Statement

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, please find a copy of the Fund’s Preliminary Proxy Statement. This Preliminary Proxy Statement is being filed in connection with a special meeting of partners of the Fund being held to approve the following: a new investment advisory agreement between the Fund and Mitchell Sinkler & Starr, Inc. and a second investment advisory agreement between the Fund and Mitchell Sinkler & Starr to replace the new advisory agreement when an expected change of control of Mitchell Sinkler & Starr, Inc. occurs which will automatically terminate the new advisory agreement.

Questions and comments concerning this filing may be directed to the undersigned at (215) 988-2699.

Sincerely,

/s/ Nancy P. O’Hara
Nancy P. O’Hara